Financial Instruments - Interest bearing loans and borrowings (Details) $ in Millions	9 Months Ended
	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jul. 09, 2021 EUR (€)	Jun. 24, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
2024 fixed rate senior secured notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount					€ 400,000,000
Interest rate					3.25%
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 750,000,000			€ 50,000,000	€ 750,000,000
Interest rate	2.50%		2.50%	2.50%
Issued price of Senior Secured Notes (2028)				€ 100.75
Senior USD Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 789,500,000		$ 916.4
Interest rate	2.25%		2.25%
Repayments of non-current borrowings	€ 8,300,000	$ 9.6
Repayments Of Non-current Borrowings - percentage of original issued notional	1.00%		1.00%
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 2,155,800,000					€ 1,706,400,000
Carrying value	2,126,500,000					1,688,400,000
Loans and Borrowings | Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0					0
Carrying value	(10,000,000.0)					(6,900,000)
Loans and Borrowings | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	1,336,400,000					1,295,100,000
Loans and Borrowings | Senior EUR/USD loans | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	1,341,400,000					1,300,400,000
Loans and Borrowings | Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	100,000					200,000
Carrying value	100,000					200,000
Loans and Borrowings | 2024 fixed rate senior secured notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	0					400,000,000.0
Loans and Borrowings | 2024 fixed rate senior secured notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0					405,800,000
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	800,000,000.0					0
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 814,300,000					€ 0